Leases and Contingencies - Schedule of Lease Costs (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Operating lease cost	$ 2,446,705 [1]
Total lease cost	2,446,705
Short-term lease costs	$ 63,691

[1]	Excluding cost of short-term contracts. Short-term lease costs for year ended December 31, 2020 were $63,691.